UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06179
                                                    ----------------------------

             FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
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               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
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               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           ---------------------

                   Date of fiscal year end: NOVEMBER 30, 2004
                                           ------------------

                     Date of reporting period: MAY 31, 2004
                                              -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

FLAHERTY & CRUMRINE PREFERRED INCOME FUND

Dear Shareholder:

     During Flaherty & Crumrine Preferred Income Fund's ("PFD") recently concluded 2nd fiscal quarter, the biggest challenge we faced was holding on to the impressive returns of the 1st quarter. In this regard, we can report success. Although the Fund's total return on Net Asset Value ("NAV") DECLINED 3.9%(1) during the three month period ending May 31st, results over the first six months of fiscal 2004 INCREASED 1.2%(1).

     As can be seen from the table below, over longer time periods, the Fund has produced consistently strong results. For comparison purposes, we have included the average return on all funds in the Lipper Domestic Investment Grade Bond Fund category. Although the investment strategies that we use in the Fund typically differ significantly from those of the bond funds, we believe that PFD provides a superior way of accomplishing a similar investment objective.

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          AVERAGE TOTAL RETURN PER YEAR FOR PERIODS ENDING MAY 31, 2004(1)

                                                                          ONE        FIVE         TEN      LIFE OF
                                                                         YEAR        YEARS       YEARS     FUND(2)
                                                                         ----        -----       -----     -------
      Flaherty & Crumrine Preferred Income
         Fund's Return on Net Asset Value ...........................    6.9%        8.5%         9.4%       12.1%
      Lipper Domestic Investment Grade Bond Funds(3) ................    2.1%        7.0%         7.6%        7.8%

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(1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice, which differs from the procedures used elsewhere in this report.
(2)  Since inception on January 31, 1991.
(3) Includes all U.S. Government bond, mortgage bond and term trust and investment grade bond funds in Lipper's closed-end fund database at each point in time.

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     The NAV performance during the second fiscal quarter was mainly the result of rising interest rates (the Fund incurs the cost of falling into the "safety net" of the hedge), as well as relatively weak performance of preferred securities.

     In early April, we learned that the economy had finally begun to experience job growth consistent with an expanding economy. As a result, investors stopped wondering IF the Federal Reserve would raise interest rates, and instead simply asked WHEN. From a low of 3.7% in mid-March, the yield on the benchmark ten-year U.S. Treasury had risen a full percentage point by the end of May.

     Of course, the Fund's hedging strategy is intended to protect the NAV against substantial increases in interest rates. So, how did it work? As expected, the hedge significantly cushioned the decline (without the hedge, the total return for the quarter would have been -5.3% instead of -3.9%).

     Recall that our hedge positions are analogous to an insurance policy. We make regular "premium" payments to buy protection against rising interest rates. In order to keep the cost of these payments down, we typically structure the hedge with a "deductible," meaning some portion of the loss must be absorbed by the Fund before we can collect on the policy. (For those familiar with options, we are purchasing OUT-OF-THE-MONEY PUT OPTIONS on the U.S. Treasury Bond future contract.) During the most recent quarter, the Fund absorbed the entire amount of the deductible. If long-term interest rates continue to climb, the current hedge position should neutralize more of the decline in the value of preferred positions.

     Also working against the Fund's NAV was a modest, adverse move in the relationship between the preferred securities market and U.S. Treasuries. Simply stated, the price of a typical preferred security fell by more than the price of a corresponding Treasury bond during the quarter. Since our hedge positions are tied to Treasuries, this meant the appreciation in the Fund's hedge position didn't quite keep up with the decline in the value of the preferred securities.

     In early April, the MARKET PRICE of PFD fell almost 15% in just two days. Needless to say, this had a lot of people scratching their heads, including us. We address this more completely in the Question and Answer section, but the drop can be attributed primarily to two factors--a concern about rising interest rates and technical factors in the market. For some owners of PFD as well as other closed-end income funds, the attitude appeared to be "sell now, ask questions later." Such across-the-board selling ignores the fundamental differences between PFD and most other funds, especially its hedging strategy. As the chart below demonstrates, the relationship of the market price of the Fund's shares to the NAV has been a bit erratic over time. We'd like to see the price track the NAV more closely, but obviously that has not been the case.

                    FLAHERTY & CRUMRINE PREFERRED INCOME FUND
                    PREMIUM/DISCOUNT OF MARKET PRICE TO NAV

                               [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS

 DATE            PREMIUM/DISCOUNT

5/28/04               0.1405
5/21/04               0.0682
5/14/04               0.0206
5/7/04               -0.0108
4/30/04               0.0107
4/23/04               0.0119
4/16/04               0.0453
4/9/04                0.0637
4/2/04                0.181
3/26/04               0.2086
3/19/04               0.1859
3/12/04               0.169
3/5/04                0.1749
2/27/04               0.1588
2/20/04               0.1633
2/13/04               0.1366
2/6/04                0.134
1/30/04               0.1306
1/23/04               0.1599
1/16/04               0.1418
1/9/04                0.1432
1/2/04                0.155
12/26/03              0.1471
12/19/03              0.1348
12/12/03              0.1321
12/5/03               0.1202
11/28/03              0.1136
11/21/03              0.0882
11/14/03              0.0413
11/7/03               0.0076
10/31/03              0.0314
10/24/03             -0.022
10/17/03             -0.0309
10/10/03             -0.0196
10/3/03              -0.0233
9/26/03              -0.0393
9/19/03              -0.0151
9/12/03              -0.0051
9/5/03                0.0026
8/29/03              -0.0019
8/22/03              -0.0148
8/15/03              -0.023
8/8/03               -0.0206
8/1/03               -0.0282
7/25/03               0.002
7/18/03               0.009
7/11/03               0.0217
7/4/03                0.0605
6/27/03               0.0483
6/20/03               0.0453
6/13/03               0.0336
6/6/03                0.0286
5/30/03               0.0701
5/23/03               0.0371
5/16/03               0.0373
5/9/03                0.0459
5/2/03                0.0749
4/25/03               0.1251
4/18/03               0.1384
4/11/03               0.1382
4/4/03                0.1478
3/28/03               0.1098
3/21/03               0.1146
3/14/03               0.1508
3/7/03                0.1442
2/28/03               0.1285
2/21/03               0.145
2/14/03               0.1544
2/7/03                0.1483
1/31/03               0.1557
1/24/03               0.1461
1/17/03               0.1459
1/10/03               0.0859
1/3/03                0.1149
12/27/02              0.1129
12/20/02              0.1085
12/13/02              0.0917
12/6/02               0.1217
11/29/02              0.1005
11/22/02              0.055
11/15/02              0.1113
11/8/02               0.1039
11/1/02               0.0724
10/25/02              0.0914
10/18/02              0.0412
10/11/02              0.1724
10/4/02               0.111
9/27/02               0.0932
9/20/02               0.0948
9/13/02               0.0972
9/6/02                0.1169
8/30/02               0.1209
8/23/02               0.1103
8/16/02               0.1032
8/9/02                0.0865
8/2/02                0.1051
7/26/02               0.1241
7/19/02               0.1276
7/12/02               0.0545
7/5/02                0.0691
6/28/02               0.087
6/21/02               0.0478
6/14/02               0.0505
6/7/02                0.0704
5/31/02               0.0543
5/24/02               0.0542
5/17/02               0.0434
5/10/02               0.0408
5/3/02                0.0468
4/26/02               0.0312
4/19/02               0.0539
4/12/02               0.0423
4/5/02                0.0246
3/29/02               0.0212
3/22/02               0.0212
3/15/02               0.0437
3/8/02                0.0395
3/1/02                0.1186
2/22/02               0.1158
2/15/02               0.0755
2/8/02                0.0924
2/1/02                0.0754
1/25/02               0.0608
1/18/02               0.0447
1/11/02               0.0323
1/4/02                0.0437
12/28/01              0.0271
12/21/01              0.043
12/14/01              0.0152
12/7/01               0.0138
11/30/01             -0.0096
11/23/01              0.022
11/16/01              0.0178
11/9/01               0.0034
11/2/01               0.0089
10/26/01              0.0275
10/19/01             -0.009
10/12/01              0.023
10/5/01               0.0069
9/28/01              -0.012
9/21/01              -0.0173
9/14/01              -0.0007
9/7/01               -0.0007
8/31/01              -0.0475
8/24/01              -0.0221
8/17/01              -0.0282
8/10/01              -0.0473
8/3/01               -0.0175
7/27/01               0.0308
7/20/01               0.0021
7/13/01              -0.041
7/6/01                0.0064
6/29/01              -0.0258
6/22/01              -0.0503
6/15/01              -0.0405
6/8/01               -0.0215
6/1/01                0.018
5/25/01              -0.016
5/18/01               0.0029
5/11/01              -0.0146
5/4/01                0.0072
4/27/01              -0.0088
4/20/01              -0.0229
4/13/01               0.0117
4/6/01               -0.0094
3/30/01              -0.0203
3/23/01              -0.0288
3/16/01              -0.0586
3/9/01               -0.0517
3/2/01                0.0007
2/23/01              -0.0321
2/16/01              -0.0314
2/9/01               -0.029
2/2/01               -0.0414
1/26/01              -0.036
1/19/01              -0.0285
1/12/01               0.0028
1/5/01               -0.0328
12/29/00             -0.0965
12/22/00             -0.0939
12/15/00             -0.1171
12/8/00              -0.0877
12/1/00              -0.0864
11/24/00             -0.1379
11/17/00             -0.0991
11/10/00             -0.0734
11/3/00              -0.0571
10/27/00             -0.0695
10/20/00             -0.0845
10/13/00             -0.0872
10/6/00              -0.0866
9/29/00              -0.1071
9/22/00              -0.0905
9/15/00              -0.0858
9/8/00               -0.0794
9/1/00               -0.0681
8/25/00              -0.0851
8/18/00              -0.0672
8/11/00              -0.0865
8/4/00               -0.0851
7/28/00              -0.0816
7/21/00              -0.0842
7/14/00              -0.0755
7/7/00               -0.0807
6/30/00              -0.08
6/23/00              -0.0678
6/16/00              -0.067
6/9/00               -0.0639
6/2/00               -0.0482
5/26/00              -0.0407
5/19/00              -0.0438
5/12/00              -0.0608
5/5/00               -0.0591
4/28/00              -0.0757
4/21/00              -0.0868
4/14/00              -0.0904
4/7/00               -0.0782
3/31/00              -0.1052
3/24/00              -0.1058
3/17/00              -0.0706
3/10/00              -0.0526
3/3/00               -0.0585
2/25/00              -0.0812
2/18/00              -0.0872
2/11/00              -0.0641
2/4/00               -0.0511
1/28/00              -0.1392
1/21/00              -0.1203
1/14/00              -0.0451
1/7/00               -0.0771
12/31/99             -0.1084
12/24/99             -0.1624
12/17/99             -0.1277
12/10/99             -0.1164
12/3/99              -0.1115
11/26/99             -0.1207
11/19/99             -0.1078
11/12/99             -0.1373
11/5/99              -0.1368
10/29/99             -0.1431
10/22/99             -0.1279
10/15/99             -0.1442
10/8/99              -0.0727
10/1/99              -0.0703
9/24/99              -0.0788
9/17/99              -0.1065
9/10/99              -0.0892
9/3/99               -0.1071
8/27/99              -0.0911
8/20/99              -0.0946
8/13/99              -0.0963
8/6/99               -0.0792
7/30/99              -0.0751
7/23/99              -0.0747
7/16/99              -0.1037
7/9/99               -0.0938
7/2/99               -0.0979
6/25/99              -0.1031
6/18/99              -0.0927
6/11/99              -0.0991
6/4/99               -0.1014
5/28/99              -0.1048
5/21/99              -0.1146
5/14/99              -0.0928
5/7/99               -0.0962
4/30/99              -0.0946
4/23/99              -0.0957
4/16/99              -0.1003
4/9/99               -0.0969
4/2/99               -0.0802
3/26/99              -0.106
3/19/99              -0.0935
3/12/99              -0.0747
3/5/99               -0.0826
2/26/99              -0.1014
2/19/99              -0.0647
2/12/99              -0.0687
2/5/99               -0.0536
1/29/99              -0.0557
1/22/99              -0.0557
1/15/99              -0.0372
1/8/99               -0.0182
1/1/99               -0.0106
12/25/98             -0.0127
12/18/98             -0.0355
12/11/98             -0.0212
12/4/98              -0.0373
11/27/98             -0.0267
11/20/98             -0.0394
11/13/98             -0.0423
11/6/98              -0.014
10/30/98             -0.0091
10/23/98             -0.0117
10/16/98             -0.0228
10/9/98              -0.0249
10/2/98              -0.0379
9/25/98              -0.0367
9/18/98              -0.0326
9/11/98              -0.0379
9/4/98               -0.0448
8/28/98              -0.0448
8/21/98              -0.075
8/14/98              -0.0779
8/7/98               -0.0614
7/31/98              -0.0503
7/24/98              -0.0645
7/17/98              -0.0565
7/10/98              -0.0558
7/3/98               -0.0496
6/26/98              -0.0479
6/19/98              -0.0599
6/12/98              -0.0586
6/5/98               -0.0556
5/29/98              -0.0496
5/22/98              -0.0702
5/15/98              -0.0681
5/8/98               -0.0589
5/1/98               -0.0422
4/24/98              -0.0663
4/17/98              -0.058
4/10/98              -0.0509
4/3/98               -0.0645
3/27/98              -0.0518
3/20/98              -0.0437
3/13/98              -0.0595
3/6/98               -0.048
2/27/98              -0.0446
2/20/98              -0.0466
2/13/98              -0.0474
2/6/98               -0.0364
1/30/98              -0.0358
1/23/98              -0.0431
1/16/98              -0.0012
1/9/98               -0.0211
1/2/98               -0.009
12/26/97             -0.0621
12/19/97             -0.0632
12/12/97             -0.0519
12/5/97              -0.0431
11/28/97             -0.0313
11/21/97             -0.067
11/14/97             -0.0554
11/7/97              -0.0425
10/31/97             -0.0517
10/24/97             -0.0558
10/17/97             -0.0477
10/10/97             -0.0385
10/3/97              -0.0299
9/26/97              -0.0604
9/19/97              -0.0651
9/12/97              -0.0623
9/5/97               -0.0595
8/29/97              -0.0469
8/22/97              -0.0739
8/15/97              -0.0708
8/8/97               -0.0583
8/1/97               -0.0498
7/25/97              -0.0519
7/18/97              -0.0583
7/11/97              -0.0537
7/4/97               -0.0308
6/27/97              -0.0429
6/20/97              -0.0486
6/13/97              -0.0486
6/6/97               -0.051
5/30/97              -0.0541
5/23/97              -0.0554
5/16/97              -0.0529
5/9/97               -0.0578
5/2/97               -0.0451
4/25/97              -0.0852
4/18/97              -0.0976
4/11/97              -0.0881
4/4/97               -0.0627
3/28/97              -0.0584
3/21/97              -0.0752
3/14/97              -0.0637
3/7/97               -0.0584
2/28/97              -0.055
2/21/97              -0.0539
2/14/97              -0.0544
2/7/97               -0.0675
1/31/97              -0.0459
1/24/97              -0.041
1/17/97              -0.0465
1/10/97              -0.0291
1/3/97               -0.0242
12/27/96             -0.075
12/20/96             -0.0749
12/13/96             -0.0831
12/6/96              -0.0667
11/29/96             -0.0606
11/22/96             -0.0653
11/15/96             -0.0833
11/8/96              -0.0831
11/1/96              -0.0778
10/25/96             -0.0858
10/18/96             -0.1077
10/11/96             -0.0941
10/4/96              -0.0861
9/27/96              -0.1106
9/20/96              -0.1186
9/13/96              -0.0756
9/6/96               -0.0824
8/30/96              -0.0669
8/23/96              -0.0705
8/16/96              -0.0714
8/9/96               -0.0574
8/2/96               -0.1105
7/26/96              -0.1077
7/19/96              -0.1071
7/12/96              -0.098
7/5/96               -0.095
6/28/96              -0.1049
6/21/96              -0.1129
6/14/96              -0.1003
6/7/96               -0.118
5/31/96              -0.1111
5/24/96              -0.1432
5/17/96              -0.1363
5/10/96              -0.1452
5/3/96               -0.1477
4/26/96              -0.1488
4/19/96              -0.1402
4/12/96              -0.1477
4/5/96               -0.1343
3/29/96              -0.1464
3/22/96              -0.1564
3/15/96              -0.1521
3/8/96               -0.1332
3/1/96               -0.1118
2/23/96              -0.1281
2/16/96              -0.136
2/9/96               -0.1238
2/2/96               -0.1244
1/26/96              -0.1251
1/19/96              -0.1379
1/12/96              -0.1354
1/5/96               -0.1365
12/29/95             -0.1313
12/22/95             -0.1337
12/15/95             -0.1244
12/8/95              -0.1192
12/1/95              -0.1071
11/24/95             -0.1043
11/17/95             -0.1117
11/10/95             -0.1146
11/3/95              -0.1151
10/27/95             -0.121
10/20/95             -0.1048
10/13/95             -0.1094
10/6/95              -0.0974
9/29/95              -0.0816
9/22/95              -0.0978
9/15/95              -0.0968
9/8/95               -0.0816
9/1/95               -0.0698
8/25/95              -0.0832
8/18/95              -0.0942
8/11/95              -0.0935
8/4/95               -0.0888
7/28/95              -0.0917
7/21/95              -0.0976
7/14/95              -0.0995
7/7/95               -0.0844
6/30/95              -0.0753
6/23/95              -0.0884
6/16/95              -0.0759
6/9/95               -0.0608
6/2/95               -0.0259
5/26/95              -0.087
5/19/95              -0.041
5/12/95              -0.0178
5/5/95               -0.0398
4/28/95              -0.0271
4/21/95              -0.0439
4/14/95              -0.0217
4/7/95               -0.0256
3/31/95              -0.029
3/24/95              -0.0568
3/17/95              -0.0666
3/10/95              -0.0445
3/3/95                0.0035
2/24/95              -0.0004
2/17/95              -0.0419
2/10/95              -0.0289
2/3/95                0.0061
1/27/95              -0.0697
1/20/95              -0.0525
1/13/95              -0.0134
1/6/95               -0.0201
12/30/94             -0.0836
12/23/94             -0.0822
12/16/94             -0.0554
12/9/94              -0.0508
12/2/94              -0.0593
11/25/94             -0.0788
11/18/94             -0.0951
11/11/94             -0.0912
11/4/94              -0.0783
10/28/94             -0.0732
10/21/94             -0.1416
10/14/94             -0.1089
10/7/94              -0.1141
9/30/94              -0.0565
9/23/94              -0.0273
9/16/94              -0.0293
9/9/94               -0.0232
9/2/94               -0.0379
8/26/94              -0.0439
8/19/94              -0.0263
8/12/94              -0.0215
8/5/94               -0.0161
7/29/94              -0.0082
7/22/94              -0.0084
7/15/94               0.0188
7/8/94                0.0299
7/1/94                0.0006
6/24/94               0.0175
6/17/94              -0.0037
6/10/94               0.0146
6/3/94               -0.0289
5/27/94              -0.0397
5/20/94              -0.0409
5/13/94              -0.0635
5/6/94               -0.0581
4/29/94              -0.0863
4/22/94              -0.0598
4/15/94              -0.0596
4/8/94               -0.0713
4/1/94               -0.0466
3/25/94              -0.0505
3/18/94              -0.0379
3/11/94              -0.027
3/4/94               -0.0092
2/25/94              -0.0539
2/18/94              -0.0741
2/11/94              -0.0224
2/4/94               -0.0196
1/28/94              -0.0316
1/21/94              -0.0126
1/14/94               0.0149
1/7/94                0.0093
12/31/93             -0.0287
12/24/93             -0.0051
12/17/93              0.0323
12/10/93             -0.0103
12/3/93              -0.0175
11/26/93              0.003
11/19/93             -0.0316
11/12/93              0.0019
11/5/93               0.0095
10/29/93             -0.0075
10/22/93              0.0048
10/15/93              0.0173
10/8/93               0.011
10/1/93               0.0293
9/24/93               0.0321
9/17/93               0.0467
9/10/93               0.0361
9/3/93                0.045
8/27/93               0.0434
8/20/93               0.0377
8/13/93               0.0484
8/6/93                0.079
7/30/93               0.0598
7/23/93               0.0576
7/16/93               0.049
7/9/93                0.0541
7/2/93                0.0451
6/25/93               0.0703
6/18/93               0.056
6/11/93               0.0388
6/4/93                0.0497
5/28/93               0.074
5/21/93               0.07
5/14/93               0.0779
5/7/93                0.0918
4/30/93               0.0677
4/23/93               0.0764
4/16/93               0.0671
4/9/93                0.0764
4/2/93                0.0806
3/26/93               0.0638
3/19/93               0.0248
3/12/93               0.0538
3/5/93                0.0909
2/26/93               0.0628
2/19/93               0.0434
2/12/93               0.0452
2/5/93                0.053
1/29/93               0.076
1/22/93               0.1021
1/15/93               0.1145
1/8/93                0.0987
1/1/93                0.0739
12/25/92              0.0618
12/18/92              0.0582
12/11/92              0.0601
12/4/92               0.068
11/27/92              0.0506
11/20/92              0.0349
11/13/92              0.059
11/6/92               0.0378
10/30/92              0.0707
10/23/92              0.0378
10/16/92              0.0417
10/9/92               0.0417
10/2/92               0.065
9/25/92               0.0339
9/18/92               0.0489
9/11/92               0.0356
9/4/92                0.0228
8/28/92               0.025
8/21/92               0.0306
8/14/92               0.0389
8/7/92                0.0601
7/31/92               0.058
7/24/92               0.0712
7/17/92               0.057
7/10/92               0.0593
7/3/92                0.0491
6/26/92               0.0491
6/19/92               0.0227
6/12/92               0.0239
6/5/92                0.0302
5/29/92               0.0039
5/22/92               0.0083
5/15/92               0.0347
5/8/92                0.0382
5/1/92                0.0523
4/24/92               0.0423
4/17/92               0.0464
4/10/92               0.0452
4/3/92                0.0357
3/27/92               0.0327
3/20/92               0.0387
3/13/92               0.0447
3/6/92                0.0339
2/28/92               0.0381
2/21/92               0.0417
2/14/92               0.0613
2/7/92                0.0478
1/31/92               0.0417
1/24/92               0.0912
1/17/92               0.0978
1/10/92               0.1116
1/3/92                0.1091
12/27/91              0.1136
12/20/91              0.0839
12/13/91              0.0791
12/6/91               0.0716
11/29/91              0.0807
11/22/91              0.065
11/15/91              0.0801
11/8/91               0.0827
11/1/91               0.0693
10/25/91              0.0662
10/18/91              0.0719
10/11/91              0.0745
10/4/91               0.0764
9/27/91               0.0682
9/20/91               0.0651
9/13/91               0.0883
9/6/91                0.057
8/30/91               0.0314
8/23/91               0.0648
8/16/91               0.0449
8/9/91                0.054
8/2/91                0.0678
7/26/91               0.0549
7/19/91               0.0643
7/12/91               0.0659
7/5/91                0.0726
6/28/91               0.0659
6/21/91               0.0536
6/14/91               0.0417
6/7/91                0.0423
5/31/91               0.051
5/24/91               0.0219
5/17/91               0.0146
5/10/91               0.0199
5/3/91                0.023
4/26/91               0.0268
4/19/91               0.0314
4/12/91               0.0196
4/5/91                0.0149
3/29/91               0.023
3/22/91               0.0201
3/15/91               0.0151
3/8/91                0.0183
3/1/91                0.0424
2/22/91               0.0395
2/15/91               0.0438
2/8/91                0.0842

     PFD is all about income, and as the chart below shows, the Fund's income (represented by the solid line) has performed remarkably well. Income has held up pretty well when the interest rate on long-term Treasury bonds (the broken line) has gone down. In contrast, when the Treasury interest rate has increased, the Fund has typically reflected a large part of the increase. This is the objective of the Fund, and for over thirteen years, the strategy has been successful.

                    FLAHERTY & CRUMINE PREFERRED INCOME FUND
                            MONTHLY DIVIDEND INCOME
         On a 1,000 Share ($15,500) Initial Investment through 5/31/04

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                 MONTHLY
                 DIVIDEND
DATE             INCOME       30 YR TREASURY YIELD

Jan-91                               8.16%
Feb-91                               8.20
Mar-91                               8.22
Apr-91            122.50             8.18
May-91            122.50             8.26
Jun-91            122.50             8.40
Jul-91            122.50             8.34
Aug-91            125.00             8.06
Sep-91            125.00             7.81
Oct-91            125.00             7.91
Nov-91            125.00             7.94
Dec-91            125.00             7.40
Jan-92            126.46             7.76
Feb-92            126.46             7.79
Mar-92            126.46             7.96
Apr-92            126.46             8.03
May-92            126.46             7.84
Jun-92            126.46             7.78
Jul-92            126.46             7.46
Aug-92            126.46             7.41
Sep-92            126.46             7.38
Oct-92            126.46             7.62
Nov-92            126.46             7.60
Dec-92            126.46             7.39
Jan-93            127.87             7.19
Feb-93            127.87             6.90
Mar-93            127.87             6.92
Apr-93            127.87             6.93
May-93            127.87             6.98
Jun-93            127.87             6.67
Jul-93            127.87             6.56
Aug-93            127.87             6.09
Sep-93            127.87             6.02
Oct-93            127.87             5.97
Nov-93            127.87             6.30
Dec-93            127.87             6.35
Jan-94            121.76             6.24
Feb-94            121.76             6.66
Mar-94            121.76             7.09
Apr-94            121.76             7.30
May-94            128.67             7.43
Jun-94            128.67             7.61
Jul-94            128.67             7.39
Aug-94            128.67             7.48
Sep-94            128.67             7.82
Oct-94            128.67             7.96
Nov-94            133.06             7.94
Dec-94            133.06             7.88
Jan-95            132.51             7.73
Feb-95            132.51             7.55
Mar-95            132.51             7.43
Apr-95            132.51             7.33
May-95            132.51             6.63
Jun-95            125.21             6.54
Jul-95            125.21             6.90
Aug-95            125.21             6.61
Sep-95            125.21             6.50
Oct-95            125.21             6.36
Nov-95            125.21             6.08
Dec-95            117.63             5.95
Jan-96            117.63             6.05
Feb-96            117.63             6.36
Mar-96            117.63             6.67
Apr-96            117.63             6.83
May-96            124.39             7.00
Jun-96            124.39             6.95
Jul-96            124.39             7.01
Aug-96            124.39             7.12
Sep-96            124.39             6.90
Oct-96            124.39             6.81
Nov-96            124.39             6.51
Dec-96            124.39             6.60
Jan-97            123.32             6.79
Feb-97            123.32             6.80
Mar-97            123.32             7.09
Apr-97            123.32             6.89
May-97            123.32             6.98
Jun-97            123.32             6.74
Jul-97            123.32             6.45
Aug-97            123.32             6.61
Sep-97            123.32             6.30
Oct-97            123.32             6.15
Nov-97            123.32             6.04
Dec-97            123.32             5.95
Jan-98            117.47             5.90
Feb-98            117.47             6.02
Mar-98            117.47             5.93
Apr-98            117.47             5.95
May-98            117.47             5.80
Jun-98            117.47             5.62
Jul-98            117.47             5.72
Aug-98            117.47             5.26
Sep-98            117.47             4.98
Oct-98            117.47             5.15
Nov-98            117.47             5.07
Dec-98            117.47             5.09
Jan-99            118.77             5.09
Feb-99            118.77             5.58
Mar-99            118.77             5.62
Apr-99            118.77             5.66
May-99            118.77             5.82
Jun-99            127.85             5.97
Jul-99            127.85             6.10
Aug-99            127.85             6.06
Sep-99            127.85             6.05
Oct-99            127.85             6.16
Nov-99            127.85             6.29
Dec-99            127.85             6.48
Jan-2000          128.38             6.49
Feb-2000          128.38             6.15
Mar-2000          128.38             5.84
Apr-2000          128.38             5.96
May-2000          128.38             6.02
Jun-2000          128.38             5.89
Jul-2000          128.38             5.79
Aug-2000          128.38             5.67
Sep-2000          128.38             5.88
Oct-2000          128.38             5.79
Nov-2000          128.38             5.59
Dec-2000          128.38             5.46
Jan-2001          128.38             5.53
Feb-2001          128.38             5.34
Mar-2001          128.38             5.46
Apr-2001          128.38             5.77
May-2001          128.38             5.77
Jun-2001          128.38             5.74
Jul-2001          128.38             5.50
Aug-2001          128.38             5.37
Sep-2001          128.38             5.41
Oct-2001          128.38             4.88
Nov-2001          128.38             5.26
Dec-2001          128.38             5.47
Jan-2002          129.11             5.43
Feb-2002          129.11             5.41
Mar-2002          129.11             5.80
Apr-2002          129.11             5.59
May-2002          129.11             5.61
Jun-2002          138.56             5.52
Jul-2002          138.56             5.30
Aug-2002          138.56             4.93
Sep-2002          138.56             4.66
Oct-2002          138.56             5.00
Nov-2002          138.56             5.04
Dec-2002          138.56             4.76
Jan-2003          145.43             4.85
Feb-2003          145.43             4.67
Mar-2003          145.43             4.83
Apr-2003          145.43             4.78
May-2003          145.43             4.36
Jun-2003          145.43             4.56
Jul-2003          145.43             5.41
Aug-2003          145.43             5.22
Sep-2003          145.43             4.89
Oct-2003          145.43             5.14
Nov-2003          145.43             5.13
Dec-2003          145.43             5.07
Jan-2004          151.37             4.97
Feb-2004          151.37             4.84
Mar-2004          151.37             4.78
Apr-2004          151.37             5.28
May-2004          151.37             5.35

     In recent weeks, a number of investors have visited the new web site created by the Fund's adviser, Flaherty & Crumrine. We think you'll find www.preferredstockguide.com contains useful information about most of the issues that make up the preferred securities universe. We hope you will also continue to visit the Fund's web site at www.preferredincome.com.

     Sincerely,

     /S/DONALD F. CRUMRINE                              /S/ROBERT M. ETTINGER
     Donald F. Crumrine                                 Robert M. Ettinger
     Chairman of the Board                              President

     July 23, 2004

                               QUESTIONS & ANSWERS

WHAT CAUSED THE FUND'S MARKET PRICE TO DROP IN APRIL?

     It appears as though the drop can be attributed mainly to two things -- concerns about rising interest rates and a large number of stop-loss sell orders for the Fund's shares.

     In early April, the Department of Labor announced the economy had added over 300,000 new non-farm jobs during March. In the preceding months, job creation had been persistently below expectations despite other indications that economic activity was picking up. The widespread belief was the Federal Reserve would keep short-term interest rates low until there was sufficient evidence employment conditions were improving. With the job growth in March, policymakers began talking about the need to remove current policy accommodation and move rates gradually back to "normal". A sharp market selloff ensued.

     With concerns about rising interest rates, shareholders of income oriented closed-end funds apparently began selling indiscriminately. Of course, selling PFD simply due to concerns about rising interest rates seems to ignore the Fund's hedging strategy. Nonetheless, for the sellers, the decision was sell first, ask questions later.

     Stop-loss orders apparently also contributed to the price decline. It is impossible to get information on stop-loss orders since the NYSE keeps the data private. But anecdotal evidence indicates that small bits of selling pressure triggered stop-loss orders, which in turn led to more selling and more stop-losses being triggered.

HOW DID PREFERRED SECURITIES PERFORM DURING THE QUARTER?

     A large portion of the portfolio is comprised of traditional preferred stock (issues that pay dividends as opposed to interest) and this market sector underperformed other segments of the fixed-income market during the quarter. This sector has been one of the strongest performers over the past year, so in the long-run, a small correction is probably a good thing. By the end of the quarter, preferred prices had stabilized, but relative to other market sectors were still somewhat below where they started. We still think the positions we hold in the Fund represent good long-term value, and we'll continue to hold them until better opportunities come along.

WHAT IS THE IMPACT OF RISING INTEREST RATES ON THE FUND'S INCOME?

     Rising rates can affect the income earned in the Fund in different ways.

     On the plus side, if we make money on the hedge, we can purchase more securities and produce more income. This should occur if long-term interest rates rise. Increases in short-term rates, however, generally result in higher costs, as the Fund will have to pay higher rates on its shares of Money Market Cumulative PreferredTM Stock (MMP(R)).

     Over time, changes in the slope of the yield curve (the difference between long-term and short-term interest rates) will also impact the Fund's income. When the differential is small (the yield curve is "flat"), the cost of leverage is relatively high, but the Fund's hedging strategy should be less expensive. In a steep yield curve environment (as we've seen over recent quarters), the opposite occurs -- the cost of leverage is low but the cost of the hedge goes up.

     Over the long-run, changes in the cost of leverage and changes in the cost of hedging should substantially offset one another. This is not by accident; the Fund's leverage and hedging strategy have been carefully structured to maintain this balance. In the near term, however, sharp increases in short-term interest rates may adversely impact the Fund's dividend rate.

WHAT IS THE BREAKDOWN BETWEEN DIVIDENDS AND INTEREST THIS YEAR?

     The composition of distributions made by the Fund cannot be determined until the end of the fiscal year on November 30th. Once the books are closed, we add up dividends and interest earned, short- and long-term realized gains (or losses), and expenses incurred by the Fund. Only then are we able to compute the breakdown between qualified dividend income (eligible for lower tax treatment) and other income.

     A review of the portfolio holdings in this report shows that as of May 31st, 73.3% of the portfolio's value was in issues that pay qualified dividends. THIS IS NOT THE PERCENTAGE OF INCOME THAT IS DIVIDENDS. The amount of dividend paying securities held in the portfolio correlates well with the composition of the portfolio's income, but there are a number of additional things (such as realized gains and losses) that factor into the breakdown. Of course, the composition of the portfolio's holdings may change over the balance of the year.

HAVE THERE BEEN RECENT CHANGES IN THE WAY THE FUND IS REGULATED?

     In a word, yes. Over the past several quarters a number of meaningful new regulations have been imposed on the mutual fund industry. As we have discussed in the past, while every fiduciary breach has occurred in open-end funds, most of the new rules also apply to closed-end funds, such as PFD. Shareholders should be aware that, as a result, the Fund's regulatory expenses continue to increase.

     The deadline for implementation of the most recently adopted rules is October, 2004. The Fund will have a Chief Compliance Officer ("CCO") reporting directly to the Board of Directors. The CCO will oversee development and implementation of all aspects of regulatory compliance.

     One significant change you will notice will be in the August quarterly report. Beginning with this report, all of the Fund's quarterly reports will contain a complete listing of the portfolio's investments. Other changes may not be as apparent, but we'll do our best to keep you informed about the most significant ones.

WHAT WAS THE RECENT CHANGE REGARDING INVESTMENTS IN FOREIGN SECURITIES?

     The Board of Directors has recently amended the investment policies to raise the authorized maximum percentage investment in DOLLAR-DENOMINATED SECURITIES OF FOREIGN ISSUERS in the Fund to 30% of total assets. The change was approved at the regular Board meeting held on April 23, 2004.

     The percentage limitation does not include the portion of the Fund's assets that can be invested in high quality money market obligations of foreign banks or foreign branches of U.S. banks, which remains at 25% of total assets.

     The change was undertaken in consideration of the significant cumulative growth in the amount of U.S. dollar-denominated foreign preferred securities outstanding. A significant portion of these securities pay income that is characterized as Qualified Dividend Income pursuant to the Federal Jobs and Growth Tax Act of 2003. In the opinion of the Fund's Adviser, the income and return available from foreign securities often exceeds that of comparably situated U.S. issuers.

     Investments by the Fund in these securities are subject to the same restrictions on credit quality and diversification that apply to U.S. domestic debt and preferred securities. The Fund's Adviser has stated that investing a greater portion of the Fund's assets in non-U.S. securities is not expected to adversely impact the effectiveness of the Fund's hedging strategies.

     Investors are cautioned that, although U.S. dollar-denominated foreign securities are not subject to currency risk, they may be subject to risks different from U.S. investments. In particular, the prices of foreign securities may be affected by political and economic conditions, less stringent regulation, and higher volatility. In addition, many foreign securities may be less liquid and more volatile than U.S. securities.

DOES THE FUND USE CREDIT DERIVATIVES?

     Not at this time, but the Fund is currently considering the ability to purchase protection against both an issuer's deteriorating credit quality and adverse interest rate spread changes through the use of credit derivatives.

     While we attempt to manage credit risk primarily through diversification and the sale of securities holdings before an issuer's credit quality deteriorates significantly, the Fund is considering from time to time managing the credit risk of its securities holdings by entering into credit derivative contracts, such as credit default swaps. At the risk of oversimplification, as a buyer of such credit protection the Fund would be entitled to receive the par value of a preferred or debt security from a counterparty in the event of a default by the issuer, offsetting some or all of the corresponding loss on the underlying security. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract, provided that no event of default has occurred. Of course, if no default occurs, the Fund would have spent the stream of payments and received no benefit from entering into the contract.

     To protect against an adverse interest rate spread change (such as an adverse change in the yield spread between preferred securities and a benchmark Treasury security), the Fund is also considering from time to time purchasing options on market spread swaps. In the typical market spread swap, two counterparties agree to exchange payments at future dates based on the yield spread between a reference rate and a benchmark rate. Options on such swaps, which are analogous to interest rate swaptions, would give the Fund as the buyer the right, but not the obligation, to buy or sell the market spread between the reference and benchmark rate at a fixed price from the seller. At each future payment date, if the spread between the reference and benchmark rates were above (or below depending on the contract) the contract spread, the Fund would receive from the seller the difference between the current spread and the contracted spread. Of course, if the current spread were below (or above) the contract spread, the Fund would receive no benefit from entering into the contract for that payment date.

     Because the Fund has paid the option premium for both credit derivative transactions being considered, the financial risk of the transactions is initially limited to the amount of the premium paid and to the marked-to-market value of the option at a future. In addition to the option expiring worthless, there are various other ways for financial risk to occur in such derivatives. Even though major financial and broker/dealer organizations are the usual counterparties, anyone entering into such agreements must carefully consider the other party's credit worthiness and its ability to perform its obligations. In addition, because credit derivatives are highly specialized investments and are not traded on any securities exchange, market liquidity may also be a risk at certain times. Further, such derivatives are not regulated by either the
Commodities Futures Trading Commission or the Securities and Exchange Commission. Nonetheless, the liquidity and transparency of credit derivatives has increased significantly over the past several years, and we believe that having the ability to use them is in the best interest of shareholders.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
FINANCIAL DATA
PER SHARE OF COMMON STOCK
------------------------------------------------------

                                 TOTAL                                DIVIDEND
                               DIVIDENDS  NET ASSET      NYSE       REINVESTMENT
                                 PAID       VALUE    CLOSING PRICE    PRICE (1)
                               ---------  ---------  -------------  ------------
December 31, 2003 Extra .....   $0.0400    $15.90       $18.40         $17.48
December 31, 2003 ...........    0.0950     15.90        18.40          17.48
January 31, 2004 ............    0.0950     16.23        18.35          17.43
February 29, 2004 ...........    0.0950     16.37        18.97          18.02
March 31, 2004 ..............    0.0950     16.36        19.62          18.64
April 30, 2004 ..............    0.0950     15.94        16.11          15.94
May 31, 2004 ................    0.0950     15.45        17.62          16.74


-------------------
(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                        PORTFOLIO OF INVESTMENTS
                                                        MAY 31, 2004 (UNAUDITED)
                          ------------------------------------------------------

                                                                  VALUE
SHARES/$ PAR                                                     (NOTE 1)
------------                                                     --------

PREFERRED SECURITIES -- 91.1%
   ADJUSTABLE RATE PREFERRED SECURITIES -- 8.5%
          BANKING -- 8.4%
    75,000   Cobank, ACB,
                Adj. Rate Pfd., 144A**** ..................    $  4,144,125*
             J.P. Morgan Chase & Co.:
    62,900     Adj. Rate Pfd. .............................       3,178,023*
   136,675     Series A, Adj. Rate Pfd. ...................      12,608,269*
                                                               ------------
             TOTAL BANKING ADJUSTABLE RATE
              PREFERRED SECURITIES ........................      19,930,417
                                                               ------------
          UTILITIES -- 0.1%
     7,465   Northern Indiana Public Service Company,
               Series A, Adj. Rate Pfd. ...................         390,046*
                                                               ------------
             TOTAL ADJUSTABLE RATE PREFERRED
              SECURITIES ..................................      20,320,463
                                                               ------------
   FIXED RATE PREFERRED SECURITIES -- 81.7%
          BANKING -- 21.1%
             ABN AMRO North America, Inc.:
     3,625     6.46% Pfd., 144A**** .......................       3,759,487*
     4,000     6.59% Pfd., 144A**** .......................       4,222,500*
             BNP Paribas:
       400     BancWest Capital I,
               9.50% 12/01/30 QUIPS .......................          10,888
$2,250,000     First Hawaiian Capital I,
               8.343% 07/01/27 Capital Security,
               Series B ...................................       2,503,012
             Bank of America Corporation:
  $750,000     Barnett Capital II,
               7.95% 12/01/26 Capital Security ............         811,327
  $674,000     NB Capital Trust II,
               7.83% 12/15/26 Capital Security ............         732,092
             Citigroup, Inc.:
   128,927     5.864% Pfd., Series M ......................       6,316,778*
    12,676     6.213% Pfd., Series G ......................         639,441*
    48,500     6.231% Pfd., Series H ......................       2,465,983*
    21,350     6.365% Pfd., Series F ......................       1,094,508*
    50,000   Cobank, ACB,
               7.00% Pfd., 144A**** .......................       2,659,250*

                                                                  VALUE
SHARES/$ PAR                                                     (NOTE 1)
------------                                                     --------

  $500,000   Comerica (Imperial) Capital Trust I,
               9.98% 12/31/26 Capital Security,
               Series B ...................................    $    601,123
             Deutsche Bank,
$1,500,000     BT Preferred Capital Trust II,
               7.875% 02/25/27 Capital Security ...........       1,607,790
             GreenPoint Financial Corporation,
$7,820,000     GreenPoint Capital Trust I,
               9.10% 06/01/27 Capital Security ............       8,921,877
             HSBC USA, Inc.:
    34,200     $2.8575 Pfd. ...............................       1,698,714*
$2,635,000     Republic New York Capital II,
               7.53% 12/04/26 Capital Security,
               STOPS ......................................       2,799,819
    37,500   J.P. Morgan Chase & Co.,
               6.625% Pfd., Series H ......................       2,004,188*
  $270,000   Keycorp Institutional Capital B,
               8.25% 12/15/26 Capital Security ............         297,342
    16,500   Regions Financial Trust I,
               8.00% Pfd. .................................         438,818
             Wachovia Corporation:
$1,500,000     First Union Capital II,
               7.95% 11/15/29 Capital Security ............       1,742,790
  $906,000     First Union Institutional Capital I,
               8.04% 12/01/26 Capital Security ............         987,481
$1,820,000     First Union Institutional Capital II,
               7.85% 01/01/27 Capital Security ............       1,962,606
$1,500,000     Wachovia Capital Trust V,
               7.965% 06/01/27 Capital Security,
               144A**** ...................................       1,623,570
     7,500     Wachovia Preferred Funding,
               7.25% Pfd., REIT, Series A .................         200,700
                                                               ------------
             TOTAL BANKING FIXED RATE
              PREFERRED SECURITIES ........................      50,102,084
                                                               ------------
          FINANCIAL SERVICES -- 9.7%
             Bear Stearns Companies, Inc.:
    53,700     5.49% Pfd., Series G .......................       2,499,466*
    62,540     5.72% Pfd., Series F .......................       2,973,464*
             Lehman Brothers Holdings, Inc.:
    65,400     5.67% Pfd., Series D .......................       3,098,652*
   151,275     5.94% Pfd., Series C .......................       7,385,246*
    20,000     6.50% Pfd., Series F .......................         516,900*

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2004 (UNAUDITED)
------------------------------------------------------

                                                                  VALUE
SHARES/$ PAR                                                     (NOTE 1)
------------                                                     --------

PREFERRED SECURITIES -- (CONTINUED)
  FIXED RATE PREFERRED SECURITIES -- (CONTINUED)
          FINANCIAL SERVICES (CONTINUED)
   123,805   SLM Corporation,
               6.97% Pfd., Series A .......................    $  6,587,664*
                                                               ------------
             TOTAL FINANCIAL SERVICES FIXED
              RATE PREFERRED SECURITIES ...................      23,061,392
                                                               ------------
          INSURANCE -- 7.0%
    11,000   Everest Re Capital Trust II,
               6.20% Pfd. Series B ........................         244,530
             The St. Paul Companies, Inc.:
$5,800,000     MMI Capital Trust I,
               7.625% 12/15/27 Capital Security,
               Series B ...................................       6,036,930
    12,000     St. Paul Capital Trust I,
               7.60% Pfd. .................................         306,660
             UnumProvident Corporation,
$4,000,000     Provident Financing Trust I,
               7.405% 03/15/38 Capital Security ...........       3,256,840
             Zurich RegCaPS Fund Trust I:
     4,250     6.01% Pfd., 144A**** .......................       4,342,480*
     2,450     6.58% Pfd., Pvt., 144A**** .................       2,478,530*
                                                               ------------
             TOTAL INSURANCE FIXED RATE
              PREFERRED SECURITIES ........................      16,665,970
                                                               ------------
          UTILITIES -- 38.8%
             Alabama Power Company:
       300     4.52% Pfd. .................................          24,931*
     5,734     4.72% Pfd. .................................         497,597*
    41,100     5.20% Pfd. .................................         973,659*
   275,000     5.30% Pfd. .................................       6,528,500*
     2,049   Appalachian Power Company,
               5.92% Sinking Fund Pfd. ....................         206,109*
    26,125   Avista Corporation,
               $6.95 Sinking Fund Pfd., Series K ..........       2,596,041*
    10,100   Boston Edison Company,
               4.78% Pfd. .................................         872,993*
             CenterPoint Energy, Inc.:
$3,500,000     Houston Light & Power, Capital Trust II,
               8.257%, 02/01/37 Capital Security,
               Series B ...................................       3,482,500

                                                                   VALUE
 SHARES/$ PAR                                                     (NOTE 1)
 ------------                                                     --------

    29,050     REI Trust I,
               7.20% TOPrS, Series C ......................    $    686,451
             Central Hudson Gas & Electric Corporation:
     5,000     4.35% Pfd., Series D, Pvt. .................         375,025*
       900     4.96% Pfd., Series E, Pvt. .................          76,333*
             Central Illinois Light Company:
    10,000     4.64% Pfd. .................................         832,250*
     7,000     5.85% Sinking Fund Pfd. ....................         707,175*
    11,000   Central Illinois Public Service Corporation,
               4.90% Pfd. .................................         966,020*
    22,239   Central Vermont Public Service Corporation,
               8.30% Pvt. Sinking Fund Pfd. ...............       2,315,302*
             Connecticut Light & Power Company:
       500     4.50% Pfd., 144A**** .......................          17,510*
     9,300     5.28% Pfd. .................................         414,687*
     1,905     6.56% Pfd., Series 1968 ....................          98,717*
    15,778     $3.24 Pfd. .................................         774,384*
     2,100   Consolidated Edison Company of New York,
               4.65% Pfd., Series C .......................         174,363*
             Constellation Energy Group,
    10,000     Baltimore Gas & Electric Company,
               6.70% Pfd., Series 1993 ....................       1,047,900*
             Duke Energy Corporation:
     4,556     4.50% Pfd., Series C, Pvt. .................         359,036*
    31,965     6.75%, Series X, Sinking Fund Pfd. .........       3,306,779*
       519     7.04% Pfd., Series Y .......................          53,662*
    30,762     7.85% Pfd., Series S .......................       3,194,172*
             Duquesne Light Company:
     7,675     4.10% Pfd. .................................         249,284*
     6,330     4.15% Pfd. .................................         208,130*
       910     4.20% Pfd. .................................          30,280*
    31,650     6.50% Pfd. .................................       1,568,257*
     5,490     $2.10 Pfd., Series A .......................         182,680*
     5,000   Energy East Capital Trust I,
               8.25% TOPrS ................................         129,750
             Entergy Arkansas, Inc.:
     5,407     7.32% Pfd. .................................         565,059*
    11,350     7.40% Pfd. .................................       1,182,159*
     3,822     7.88% Pfd. .................................         399,265*
    30,266     $1.96 Pfd. .................................         768,756*

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2004 (UNAUDITED)
                          ------------------------------------------------------

                                                                  VALUE
SHARES/$ PAR                                                     (NOTE 1)
------------                                                     --------

PREFERRED SECURITIES -- (CONTINUED)
  FIXED RATE PREFERRED SECURITIES -- (CONTINUED)
          UTILITIES -- (CONTINUED)
     4,440   Entergy Gulf States, Inc.,
               7.56% Pfd. .................................    $    452,414*
             Entergy Louisiana, Inc.:
       260     7.84% Pfd. .................................          27,213*
   106,138     8.00% Pfd., Series 92 ......................       2,679,454*
     8,600   Entergy Mississippi, Inc.,
               7.44% Pfd. .................................         891,949*
             Florida Power Company:
    17,769     4.58% Pfd. .................................       1,428,272*
     5,157     4.60% Pfd. .................................         414,494*
    18,535     4.75% Pfd., Pvt. ...........................       1,538,405*
       170   Florida Power & Light Company,
               4.50% Pfd., Series A, Pvt. .................          14,084*
    50,000   Georgia Power Capital Trust  V,
               7.125% Pfd. ................................       1,295,000
     2,010   Great Plains Energy, Inc.,
               4.50% Pfd. .................................         146,449*
             Hawaiian Electric Company, Inc.,
   110,000     HECO Capital Trust III,
               6.50% Pfd. .................................       2,740,650
     2,717   Idaho Power Company,
               7.68% Pfd., Series 1 .......................         281,006*
     8,000   Indiana Michigan Power Company,
               6.875% Sinking Fund Pfd. ...................         811,160*
    32,650   Indianapolis Power & Light Company,
               5.65% Pfd. .................................       2,810,512*
   384,000   Interstate Power & Light Company,
               8.375% Pfd., Series B ......................      11,784,960*
    14,250   Narragansett Electric Company,
               4.64% Pfd. .................................         584,179*
     3,905   Northern Indiana Public Service Company,
               7.44% Pfd. .................................         399,521*
     6,170   Ohio Edison Company,
               4.44% Pfd. .................................         447,726*
     1,724   Ohio Power Company,
               5.90% Sinking Fund Pfd. ....................         172,512*
     5,000   PECO Energy Company,
               $4.40 Pfd., Series C .......................         383,125*

                                                                  VALUE
SHARES/$ PAR                                                     (NOTE 1)
------------                                                     --------

     5,000   PPL Electric Utilities Corporation,
               6.75% Pfd. .................................     $   523,275*
             PacifiCorp:
       200     5.40% Sinking Fund Pfd. ....................          18,748*
     1,225     $4.56 Pfd. .................................          96,971*
    14,542     $4.72 Pfd. .................................       1,191,499*
    16,444     $7.48 Sinking Fund Pfd. ....................       1,707,216*
             Pacific Enterprises:
    27,430     $4.50 Pfd. .................................       2,116,224*
    10,000     $4.75 Pfd., Series 53 ......................         814,350*
       790   Pennsylvania Power Company,
               7.75% Pfd. .................................          80,260*
    12,722   Portland General Electric,
               7.75% Sinking Fund Pfd. ....................       1,310,366*
             Potomac Electric Power Company:
     5,000     $2.44 Pfd., Series 1957 ....................         214,875*
    19,209     $3.40 Sinking Fund Pfd. ....................         962,179*
    10,000   Public Service Company of New Mexico,
               4.58% Pfd., Series 1965 ....................         691,000*
             Public Service Enterprise Group, Inc.,
    10,800     Enterprise Capital Trust I,
               7.44% TOPrS, Series A ......................         267,084
             San Diego Gas & Electric Company:
     1,200     4.40% Pfd. .................................          18,984*
       700     4.50% Pfd. .................................          11,323*
    21,250     $1.7625 Sinking Fund Pfd. ..................         543,575*
    40,000     $1.70 Pfd ..................................       1,045,800*
             South Carolina Electric & Gas Company:
    25,373     5.125% Purchase Fund Pfd., Pvt. ............       1,241,755*
     6,703     6.00% Purchase Fund Pfd., Pvt. .............         342,054*
    60,000   Southern Union Company,
               7.55% Pfd. .................................       1,582,800*
             TXU US Holdings Company:
    10,000     $4.00 Pfd., Series TES .....................         666,950*
     5,700     $4.00 Pfd., Series TPL .....................         380,162*
     1,000     $4.84 Pfd. .................................          80,700*
$  750,000     TXU Electric Capital V,
               8.175% 01/30/37 Capital Security ...........         816,188
    14,150   Union Electric Company,
               4.56% Pfd. .................................       1,180,747*
    12,500   Virginia Electric & Power,
               $7.05 Pfd. .................................       1,291,625*

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2004 (UNAUDITED)
------------------------------------------------------

                                                                  VALUE
SHARES/$ PAR                                                     (NOTE 1)
------------                                                     --------

PREFERRED SECURITIES-- (CONTINUED)
  FIXED RATE PREFERRED SECURITIES -- (CONTINUED)
          UTILITIES -- (CONTINUED)
             Wisconsin Power & Light:
     1,220     4.50% Pfd. .................................    $    100,772*
       333     4.80% Pfd. .................................          29,073*
    13,000     6.20% Pfd. .................................       1,335,490*
             Xcel Energy, Inc.:
    16,030     $4.08 Pfd., Series B .......................       1,096,212*
    26,200     $4.10 Pfd., Series C .......................       1,800,464*
    22,000     $4.11 Pfd., Series D .......................       1,515,580*
    17,750     $4.16 Pfd., Series E .......................       1,237,708*
    10,000     $4.56 Pfd., Series G .......................         764,300*
                                                               ------------
             TOTAL UTILITIES FIXED RATE
              PREFERRED SECURITIES ........................      92,245,110
                                                               ------------
          OIL AND GAS -- 3.4%
    17,200   Anadarko Petroleum Corporation,
               5.46% Pfd. .................................       1,719,914*
             ENI, S.p.A.,
    10,000     Lasmo America Limited,
               8.15% Pfd., 144A**** .......................       1,129,500*
     4,985   EOG Resources, Inc.,
               7.195% Pfd., Series B ......................       5,364,757*
                                                               ------------
             TOTAL OIL AND GAS FIXED RATE
              PREFERRED SECURITIES ........................       8,214,171
                                                               ------------
          MISCELLANEOUS INDUSTRIES-- 1.7%
    13,600   E.I. Du Pont de Nemours and Company,
               $4.50 Pfd., Series B .......................       1,140,156*
    36,200   Farmland Industries, Inc.,
               8.00% Pfd., 144A**** .......................          27,150*+
    33,250   Ocean Spray Cranberries, Inc.,
               6.25% Pfd., 144A**** .......................       2,568,729*
    26,000   Touch America Holdings,
               $6.875 Pfd. ................................         364,000*+
                                                               ------------
             TOTAL MISCELLANEOUS INDUSTRIES
              FIXED RATE PREFERRED SECURITIES .............       4,100,035
                                                               ------------
             TOTAL FIXED RATE PREFERRED
             SECURITIES ...................................     194,388,762
                                                               ------------

                                                                  VALUE
SHARES/$ PAR                                                     (NOTE 1)
------------                                                     --------

   INVERSE FLOATING RATE PREFERRED -- 0.9%
        18   Premium Assets, Series A,
               Zurich Financial Reg. Capital ..............    $  2,077,915*
                                                               ------------
             TOTAL PREFERRED SECURITIES
              (Cost $202,820,037) .........................     216,787,140
                                                               ------------
CORPORATE DEBT SECURITY -- 0.5% (COST $1,107,375)
    45,000   Northern States Power Company,
               8.00% PINES ................................       1,197,225
                                                               ------------
COMMON STOCK AND CONVERTIBLE SECURITIES-- 4.6%
   107,500   Duke Energy Corporation ......................       2,150,537*
   109,500   FPL Group, Inc.,
               8.50% Pfd., Mandatory Convertible
               02/16/05 ...................................       5,990,198
    30,000   TXU Corporation,
               8.75% Pfd., Mandatory Convertible
               11/16/05 ...................................       1,333,500
    50,000   UnumProvident Corporation,
               8.25% Pfd., Mandatory Convertible
               05/16/06 ...................................       1,536,500
                                                               ------------
             TOTAL COMMON STOCK AND
              CONVERTIBLE SECURITIES
              (Cost $11,120,313) ..........................      11,010,735
                                                               ------------
OPTION CONTRACTS-- 2.1%  (COST $6,483,264)
     1,499   Put Option on U.S. Treasury Bond,
               September Futures, Expiring 08/27/04 .......       4,894,453+
                                                               ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2004 (UNAUDITED)
                          ------------------------------------------------------

                                                                  VALUE
SHARES/$ PAR                                                     (NOTE 1)
------------                                                     --------

MONEY MARKET FUND -- 0.9%  (Cost $2,049,332)
 2,049,332   BlackRock Provident Institutional
              TempFund, 0.91% .............................    $  2,049,332
                                                               ------------
TOTAL INVESTMENTS (Cost $223,580,321***) .....  99.2%           235,938,885
OTHER ASSETS AND LIABILITIES (NET) ...........   0.8%             1,949,580
                                               -----           ------------
TOTAL NET ASSETS AVAILABLE TO COMMON
AND PREFERRED STOCK .......................... 100.0%++        $237,888,465
                                               -----           ------------
MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK
(MMP(R)) REDEMPTION VALUE                                       (80,000,000)

ACCUMULATED UNDECLARED DISTRIBUTIONS TO
MMP(R)                                                             (118,366)
                                                               ------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK                     $157,770,099
                                                               ============

--------------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**   Securities distributing Qualified Dividend Income only.
***  Aggregate cost of securities held.
**** Securities exempt from  registration  under Rule 144A of the Securities Act of 1933. These securities may by resold in transactions exempt from registration to qualified institutional buyers.
+    Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

ABBREVIATIONS (Note 7):
PINES   --  Public Income Notes
QUIPS   --  Quarterly Income Preferred Securities
REIT    --  Real Estate Investment Trust
STOPS   --  Semi-Annual Trust Originated Pass Through Securities
TOPRS   --  Trust Originated Preferred Securities
PFD.    --  Preferred Securities
PVT.    --  Private Placement Securities

Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004 (UNAUDITED)
------------------------------------------------------


ASSETS:
   Investments, at value (Cost $223,580,321)
      (See accompanying Portfolio of Investments) ..............              $235,938,885
   Receivable for Investments sold .............................                    95,551
   Dividends and interest receivable ...........................                 2,168,328
   Prepaid expenses ............................................                   181,813
                                                                              ------------
           Total Assets ........................................               238,384,577

LIABILITIES:
   Payable for Investments purchased ...........................   $ 99,425
   Dividends payable to Common Shareholders ....................    158,472
   Investment advisory fee payable .............................    111,597
   Administration, Transfer Agent and Custodian fees and
     expenses payable ..........................................     57,095
   Professional fees payable ...................................     33,274
   Directors' fees payable .....................................        858
   Accrued expenses and other payables .........................     35,391
   Accumulated undeclared distributions to Money Market
     Cumulative Preferred(TM)Stock .............................    118,366
                                                                   --------
           Total Liabilities ...................................                   614,478
                                                                              ------------

MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (800 SHARES
   OUTSTANDING) REDEMPTION VALUE ...............................                80,000,000
                                                                              ------------

NET ASSETS AVAILABLE TO COMMON STOCK ...........................              $157,770,099
                                                                              ============

NET ASSETS AVAILABLE TO COMMON STOCK consist of:
   Undistributed net investment income .........................              $    301,490
   Accumulated net realized loss on investments sold ...........                (1,894,181)
   Unrealized appreciation of investments ......................                12,358,564
   Par value of Common Stock ...................................                   102,141
   Paid-in capital in excess of par value of Common Stock ......               146,902,085
                                                                              ------------
           Total Net Assets Available to Common Stock ..........              $157,770,099
                                                                              ============

NET ASSET VALUE PER SHARE OF COMMON STOCK:
     Common Stock (10,214,082 shares outstanding) ..............              $      15.45
                                                                              ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                         STATEMENT OF OPERATIONS
                               FOR THE SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                          ------------------------------------------------------


INVESTMENT INCOME:
     Dividends++ .........................................................             $ 5,931,702
     Interest ............................................................               1,601,966
                                                                                       -----------
          Total Investment Income ........................................               7,533,668

EXPENSES:
     Investment advisory fee .............................................  $672,478
     Administrator's fee .................................................   108,824
     Money Market Cumulative Preferred(TM)Stock broker commissions
        and auction agent fees ...........................................   107,430
     Professional fees ...................................................    57,850
     Insurance expense ...................................................   120,385
     Shareholder servicing agent fees and expenses .......................    40,189
     Directors' fees and expenses ........................................    37,450
     Custodian fees and expenses .........................................    13,470
     Other ...............................................................    46,706
                                                                            --------
          Total Expenses .................................................               1,204,782
                                                                                       -----------

NET INVESTMENT INCOME ....................................................               6,328,886
                                                                                       -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net realized gain on investments sold during the period .............               4,790,523
     Change in unrealized depreciation of investments during the period ..              (8,650,145)
                                                                                       -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ..........................              (3,859,622)
                                                                                       -----------

DISTRIBUTIONS TO MONEY MARKET CUMULATIVE PREFERRED(TM)
   STOCK SHAREHOLDERS:
     From net investment income (including changes in accumulated
        undeclared distributions) ........................................                (473,369)
                                                                                       -----------

NET INCREASE IN NET ASSETS TO COMMON STOCK
   RESULTING FROM OPERATIONS .............................................             $ 1,995,895
                                                                                       ===========

------------------
++ For Federal income tax purposes, a significant portion of this amount does not qualify for the Inter-corporate dividends received deduction ("DRD") or as Qualified Dividend Income ("QDI") for individuals.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------

                                                                                 SIX MONTHS ENDED
                                                                                   MAY 31, 2004         PERIOD ENDED
                                                                                    (UNAUDITED)       NOVEMBER 30, 2003
                                                                                   ------------       -----------------
OPERATIONS:
     Net investment income ...................................................     $  6,328,886         $ 13,047,887
     Net realized gain on investments sold during the period .................        4,790,523            3,098,132
     Change in net unrealized appreciation/(depreciation)
        of investments sold during the period ................................       (8,650,145)          19,645,164
     Distributions to Money Market Cumulative Preferred(TM) Stock
        Shareholders from net investment income, including changes in
        accumulated undeclared distributions .................................         (473,369)          (1,055,700)
                                                                                   ------------         ------------
     Net increase in net assets resulting from operations ....................        1,995,895           34,735,483

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock
        Shareholders .........................................................       (6,214,679)         (12,392,105)
     Distributions paid from net realized capital gains to Common Stock
        Shareholders .........................................................               --                   --
                                                                                   ------------         ------------
     Total Distributions to Common Stock Shareholders ........................       (6,214,679)         (12,392,105)

FUND SHARE TRANSACTIONS:
     Increase from Common Stock transactions .................................        1,064,712            1,830,875
     Decrease due to Money Market Cumulative Preferred(TM)Stock
        transactions (see Note 6) ............................................               --               (6,318)
                                                                                   ------------         ------------
     Net increase in net assets available to Common Stock resulting
        from Fund share transactions .........................................        1,064,712            1,824,557

NET INCREASE/(DECREASE) IN NET ASSETS AVAILABLE TO
    COMMON STOCK FOR THE PERIOD ..............................................       (3,154,072)          24,167,935

NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period .....................................................      160,924,171          136,756,236
                                                                                   ------------         ------------
     End of period (including undistributed net investment income of
        $301,490 and $660,652, respectively) .................................     $157,770,099         $160,924,171
                                                                                   ============         ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                            FINANCIAL HIGHLIGHTS
                          FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                          ------------------------------------------------------

     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                         SIX MONTHS
                                                            ENDED                     YEAR ENDED NOVEMBER 30,
                                                        MAY 31, 2004    ---------------------------------------------------
                                                         (UNAUDITED)      2003       2002      2001       2000       1999
                                                          --------      --------   --------  --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .................    $  15.85      $  13.63   $  14.62  $  13.41   $  14.41   $  16.43
                                                          --------      --------   --------  --------   --------   --------
INVESTMENT OPERATIONS:
Net investment income ................................        0.62          1.28       1.29      1.23       1.32       1.29
Net realized and unrealized gain/(loss) on investments       (0.37)         2.27      (1.01)     1.19      (0.56)     (1.35)

DISTRIBUTIONS TO MMP(R)* SHAREHOLDERS:
From net investment income ...........................       (0.04)        (0.10)     (0.12)    (0.23)     (0.29)     (0.23)
From net realized capital gains ......................          --            --         --        --      (0.01)     (0.08)
                                                          --------      --------   --------  --------   --------   --------
Total from investment operations .....................        0.21          3.45       0.16      2.19       0.46      (0.37)
                                                          --------      --------   --------  --------   --------   --------
Cost of Issuance of Additional MMP(R)* (Note 6) ......         --            --       (0.05)       --         --         --

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income ...........................       (0.61)        (1.23)     (1.10)    (0.98)     (1.04)     (1.12)
From net realized capital gains ......................          --            --         --        --      (0.42)     (0.53)
                                                          --------      --------   --------  --------   --------   --------
Total distributions to Common Shareholders ...........       (0.61)        (1.23)     (1.10)    (0.98)     (1.46)     (1.65)
                                                          --------      --------   --------  --------   --------   --------
Net asset value, end of period .......................    $  15.45      $  15.85   $  13.63  $  14.62   $  13.41   $  14.41
                                                          ========      ========   ========  ========   ========   ========
Market value, end of period ..........................    $  17.62      $  17.65   $  15.00  $  14.47   $  12.13   $  12.75
                                                          ========      ========   ========  ========   ========   ========
Total investment return based on net asset value**** .       0.96%***     25.87%      0.58%    17.01%      4.55%    (1.81)%
                                                          ========      ========   ========  ========   ========   ========
Total investment return based on market value**** ....       3.39%***     27.35%     11.84%    28.02%      6.88%   (10.43)%
                                                          ========      ========   ========  ========   ========   ========
RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:
     Total net assets, end of period (in 000's) . ....    $157,770      $160,924   $136,756  $144,650   $131,892   $141,802
     Operating expenses ..............................        1.47%**       1.51%      1.48%     1.42%      1.41%      1.37%
     Net investment income+ ..........................        7.09%**       7.84%      8.32%     7.21%      7.58%      6.66%

--------------------------------------------
SUPPLEMENTAL DATA:++

     Portfolio turnover rate. ........................          18%***        28%        30%       39%        66%        65%
     Total net assets available to Common and
       Preferred Stock,
       end of period (in 000's) ......................    $237,770      $240,992   $216,974  $202,412   $189,983   $199,863
     Ratio of operating expenses to total average net
       assets available to Common and Preferred Stock         0.99%**       0.99%      0.99%     1.00%      0.98%      0.99%

   * Money Market Cumulative Preferred(TM) Stock.
  ** Annualized.
 *** Not annualized.
**** Assumes  reinvestment of  distributions at the price obtained by the Fund's
     Dividend Reinvestment Plan.
   + The net investment  income ratios reflect income net of operating  expenses and payments to MMP(R)* Shareholders.
  ++ Information presented under heading Supplemental Data includes MMP(R)*.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------
      The table below sets out information with respect to Money Market Cumulative Preferred(TM) Stock currently outstanding.

                                                     INVOLUNTARY           AVERAGE
                                       ASSET         LIQUIDATING           MARKET
                 TOTAL SHARES        COVERAGE        PREFERENCE             VALUE
     DATE       OUTSTANDING (1)    PER SHARE (3)    PER SHARE (2)    PER SHARE (1) & (2)
   --------     ---------------    -------------    -------------    -------------------
   05/31/04*          800            $297,361         $100,000            $100,000
   11/30/03           800             301,240          100,000             100,000
   11/30/02           800             271,218          100,000             100,000
   11/30/01           575             352,021          100,000             100,000
   11/30/00           575             330,404          100,000             100,000
   11/30/99           575             347,588          100,000             100,000
   11/30/98           575             381,562          100,000             100,000

---------------
(1)  See Note 6.
(2)  Excludes accumulated undeclared dividends.
(3) Calculated by subtracting the Fund's total liabilities (excluding the MMP(R)) from the Fund's total assets and dividing that amount by the number of MMP(R) shares outstanding.
*    Unaudited.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                          ------------------------------------------------------

1.   ORGANIZATION

     Flaherty & Crumrine Preferred Income Fund Incorporated (the "Fund", formerly known as Preferred Income Fund Incorporated) was incorporated as a Maryland corporation on September 28, 1990, and commenced operations on January 31, 1991 as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide its common shareholders with high current income consistent with the preservation of capital.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's Administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets attributable to Common Stock by the number of shares of Common Stock outstanding. The value of the Fund's net assets available to Common Stock is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of the outstanding Money Market Cumulative Preferred(TM) Stock ("MMP(R)") and (iii) accumulated and unpaid dividends on the outstanding MMP(R).

     Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation, except as described hereafter. In the absence of sales of listed securities and with respect to (a) securities for which the most recent sale prices are not deemed to represent fair market value and (b) unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions"), are valued at the prices obtained from the broker/dealer or bank that is the counterparty to such instrument, subject to comparison of such valuation with a valuation obtained from a broker/dealer or bank that is not a counterparty to the particular derivative instrument. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost. Investments in money market funds are valued at the net asset value of such funds.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
------------------------------------------------------

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on an accrual basis. The Fund also amortizes premiums and accretes discounts on those fixed income securities, including capital securities and bonds, which trade and are quoted on an "accrued income" basis.

     OPTIONS: Upon the purchase of an option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the preceding portfolio valuation paragraph. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's investment adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to Shareholders of Common Stock ("Shareholders"). The Shareholders of MMP(R) are entitled to receive cumulative cash dividendS as declared by the Fund's Board of Directors. Distributions to Shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to Shareholders at least annually. Any net realized long-term capital gains may be distributed to Shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund's qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportionate allocation of income and gains to all classes of shareholders.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                          ------------------------------------------------------

     Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes, and may exclude amortization of premium on "accrued income" securities, which are not reflected in ordinary income for tax purposes. The tax character of distributions paid, including changes in accumulated undeclared distributions to MMP(R) Shareholders, during 2003 and year-to date was as follows:

                      DISTRIBUTIONS PAID IN FISCAL YEAR 2004        DISTRIBUTIONS PAID IN FISCAL YEAR 2003
                      --------------------------------------        --------------------------------------
                    ORDINARY INCOME    LONG-TERM CAPITAL GAINS     ORDINARY INCOME    LONG-TERM CAPITAL GAINS
                    ---------------    -----------------------     ---------------    -----------------------
Common                     N/A                   N/A                 $12,392,105               --
Preferred                  N/A                   N/A                 $ 1,055,700               --

     As of November 30, 2003, the components of distributable earnings (i.e., ordinary income and capital gain/loss) available to Common and Preferred Stock Shareholders, on a tax basis were as follows:

                                     UNDISTRIBUTED               UNDISTRIBUTED                 UNREALIZED
  CAPITAL (LOSS) CARRYFORWARD       ORDINARY INCOME             LONG-TERM GAIN        APPRECIATION/(DEPRECIATION)
  ---------------------------       ---------------             --------------        ---------------------------
         $(5,713,607)                 $1,035,610                      --                      $20,037,612

     At November 30, 2003, the composition of the Fund's $5,713,607 accumulated realized capital losses was $4,444,626, $513,821 and $755,160 in 2000, 2001 and
2002, respectively. These losses may be carried forward and offset against any future capital gains through 2008, 2009 and 2010, respectively.

     EXCISE TAX: The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years. The Fund paid $21,162 of Federal excise taxes attributable to calendar year 2003 in March of 2004.

3. INVESTMENT ADVISORY FEE, DIRECTORS' FEES, ADMINISTRATION FEE, TRANSFER AGENT FEE AND CUSTODIAN FEE

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's investment adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.625% of the value of the Fund's average monthly total net assets available to Common and Preferred Stock up to $100 million and 0.50% of the value of the Fund's average monthly total net assets available to Common and Preferred Stock in excess of $100 million.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $150 for each telephone meeting. The Audit Committee Chairman receives an additional annual fee of $2,500. In addition, the Fund reimburses all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
------------------------------------------------------

     PFPC Inc., a member of the PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as the Fund's Administrator and Transfer Agent. As Administrator, PFPC Inc. calculates the net asset value of the Fund's shares attributable to Common and Preferred Stock and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund pays PFPC Inc. a monthly fee at an annual rate of 0.10% of the first $200 million of the Fund's average weekly total managed assets, 0.04% of the next $300 million of the Fund's average weekly total managed assets, 0.03% of the next $500 million of the Fund's average weekly total managed assets and 0.02% of the Fund's average weekly total managed assets above $1 billion.

     PFPC Inc. also serves as the Fund's Common Stock Servicing Agent (Transfer Agent), dividend-paying agent and registrar and, as compensation for PFPC Inc.'s services as such, the Fund pays PFPC Inc. a fee at an annual rate of 0.02% of the first $150 million of the Fund's average weekly net assets attributable to Common Stock, 0.01% of the next $350 million of the Fund's average weekly net assets attributable to Common Stock, 0.005% of the next $500 million of the Fund's average weekly net assets attributable to Common Stock and 0.0025% of the Fund's average weekly net assets attributable to Common Stock above $1 billion, plus certain out-of-pocket expenses. For the purpose of calculating such fee, the Fund's average weekly net assets attributable to Common Stock will be deemed to be the average weekly value of the Fund's total assets minus the sum of the Fund's liabilities and accumulated dividends, if any, on Preferred Stock. For this calculation, the Fund's liabilities are deemed to include the aggregate liquidation preference of any outstanding Fund preferred shares.

     PFPC Trust Company ("PFPC Trust") serves as the Fund's custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.010% of the first $200 million of the Fund's average weekly total managed assets, 0.008% of the next $300 million of the Fund's average weekly total managed assets, 0.006% of the next $500 million of the Fund's average weekly total managed assets, and 0.005% of the Fund's average weekly total managed assets above $1 billion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities for the six months ended May 31, 2004, excluding short-term investments, aggregated $43,918,322 and $46,392,160 respectively.

     At May 31, 2004, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $19,579,076 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $7,220,512.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                          ------------------------------------------------------

5.   COMMON STOCK

     At May 31, 2004, 240,000,000 shares of $0.01 par value Common Stock were authorized.

     Common Stock Transactions were as follows:

                                                                    SIX MONTHS ENDED              YEAR ENDED
                                                                         5/31/04                   11/30/03
                                                                   -------------------        -------------------
                                                                   SHARES       AMOUNT        SHARES       AMOUNT
                                                                   ------       ------        ------       ------
Issued as reinvestment of dividends under the Dividend
   Reinvestment and Cash Purchase Plan ........................    61,366    $1,064,712      120,171      $1,830,875
                                                                   ------    ----------      -------      ----------

6.   MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (MMP(R))

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The MMP(R) is senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on shares of MMP(R) are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the MMP(R). If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, MMP(R) at a redemption price of $100,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     If the Fund allocates any net gains or income ineligible for the Dividends Received Deduction to shares of the MMP(R), the Fund is required to make additional distributions to MMP(R) Shareholders or to pay a higher dividend rate in amounts needed to provide a return, net of tax, equal to the return had such originally paid distributions been eligible for the Dividends Received Deduction.

     An auction of the MMP(R) is generally held every 49 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. MMP(R) Shareholders may also trade shares in the secondary market between auction dates.

     On June 4, 2002, the Fund issued 225 shares of additional MMP(R) with an initial dividend rate equal to 2.04%. These newly issued shares are identical to the previously outstanding 575 shares in all respects on and after their first auction date, which was June 5, 2002. Consequently, the Fund now has 800 shares of MMP(R) outstanding in one series, which represents a par value of $80 million.

     The newly issued shares were underwritten by Lehman Brothers. The underwriter's discount of 1.25% of the $22.5 million face value totaled $281,250 and was immediately charged to common equity capital upon completion of the offering.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
------------------------------------------------------

     Costs of the issue, including legal, printing, registration, rating agency fees, etc. of $219,027 were charged against common equity capital. The sum of underwriters discount and cost of the issue totaled $500,277.

     At May 31, 2004, 800 shares of MMP(R) were outstanding at the annual rate of 1.10%. Additionally, on June 9, 2004 the auction rate was 1.42%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock Shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

7.   PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in traditional DRD-eligible preferred securities (i.e., adjustable and fixed rate preferred and preference stocks) and similar hybrid, i.e., fully taxable, preferred securities. Under normal market conditions, at least 80% of the value of the Fund's net assets will be invested in preferred securities. Also, under normal market conditions, the Fund invests at least 25% of its assets in securities issued by utilities and at least 25% of its assets in securities issued by companies in the banking industry. The Fund's portfolio may therefore be subject to greater risk and market fluctuation than a portfolio of securities representing a broader range of investment alternatives. The risks could adversely affect the ability and inclination of companies in these industries to declare and pay dividends or interest and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy.

     The Fund may invest up to 25% of its assets at the time of purchase in securities rated below investment grade. These securities must be rated at least either "Ba3" by Moody's Investors Service, Inc. or "BB-" by Standard & Poor's or judged to be comparable in quality, in either case, at the time of purchase; however, these securities must be issued by an issuer having a class of senior debt rated investment grade outstanding.

     The Fund may invest up to 15% of its assets in common stocks and, under normal market conditions, up to 20% of its assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities, such as TOPrS, TIPS, QUIPS, MIPS, QUIDS, QUICS, QIB's, STOPS, CorTS, REIT, Capital Securities, and other similar or related investments, will be subject to the foregoing 20% limitation to the extent that, in the opinion of the Adviser, such investments are deemed to be debt-like in key characteristics. Typically, a security will not be considered debt-like if (a) an issuer can defer

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                          ------------------------------------------------------

payment of income for eighteen months or more without triggering an event of default and (b) such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor.

     The Fund may invest up to 30% of its total assets in the securities, other than money market securities, of companies organized or having their principal place of business outside the United States. All foreign securities held by the Fund will be denominated in U.S. dollars. The percentage limitation was instituted by the Fund's Board of Directors at its regular board meeting on April 23, 2004.

8.   SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following: lending of portfolio securities, short sales of securities, futures contracts, interest rate swaps, options on futures contracts, options on securities and swaptions. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps and swaptions, may expose the Fund to greater credit, operations, and market value risk than is the case with regulated, exchange traded futures and options. With the exception of purchasing securities on a when-issued or delayed delivery basis or lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of May 31, 2004, the Fund owned put options on U.S. Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED)
------------------------------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his or her own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the period ended May 31, 2004, $190 in brokerage commissions were incurred.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                          ------------------------------------------------------

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred by PFPC Inc. under the Plan.

     A shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc. or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold common stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The  Plan  is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be   obtained   from  PFPC  Inc.   at
1-800-331-1710.

PROXY VOTING POLICIES

     The Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling the Fund's transfer agent at 1-800-331-1710,
(ii) on the Fund's website at www.preferredincome.com and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO MANAGEMENT TEAM

     In managing the day-to-day operations of the Fund, the Adviser relies on the expertise of its team of money management professionals, consisting of Messrs. Crumrine, Ettinger, Stimes, Stone and Chadwick. The professional backgrounds of each member of the management team are included in the "Information about Fund Directors and Officers" section of this report beginning on page 29.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
------------------------------------------------------

MEETING OF SHAREHOLDERS

     On April 23, 2004, the Fund held its Annual Meeting of Shareholders (the "Meeting") to elect two Directors of the Fund ("Proposal 1"). The results of the proposal are as follows:

PROPOSAL 1: ELECTION OF DIRECTORS.
NAME                                               FOR          WITHHELD
----                                               ----         --------

COMMON STOCK
Robert M. Ettinger .........................     9,381,782        77,383

                                                   FOR          WITHHELD
                                                   ----         --------
PREFERRED STOCK
Morgan Gust ................................        580              --

     Martin Brody, Donald F. Crumrine, David Gale and Robert F. Wulf continue to serve in their capacities as Directors of the Fund.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                          ------------------------------------------------------

INFORMATION ABOUT FUND DIRECTORS AND OFFICERS

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR        HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
NON-INTERESTED
DIRECTORS:
----------

MARTIN BRODY                Director    Class I Director   Retired                    4        Director, Jaclyn, Inc.
c/o HMK Associates                         since 1991                                          (luggage and
30 Columbia Turnpike                                                                           accessories). Director
Florham Park, NJ 07932                                                                         Emeritus, Smith Barney
Age: 82                                                                                        Mutual Funds (18 Funds).
                                                                                               Director, Flaherty &
                                                                                               Crumrine Preferred
                                                                                               Income Opportunity Fund,
                                                                                               Flaherty & Crumrine/Claymore
                                                                                               Preferred Securities Income
                                                                                               Fund and Flaherty &
                                                                                               Crumrine/Claymore Total
                                                                                               Return Fund.

DAVID GALE                  Director    Class I Director   President & CEO of         4        Director, Golden State
Delta Dividend Group, Inc.                 since 1997      Delta Dividend                      Vintners, Inc. (wine
220 Montgomery Street                                      Group, Inc. (investments).          pressing). Director,
Suite 426                                                                                      Flaherty & Crumrine
San Francisco, CA 94104                                                                        Preferred Income
Age: 55                                                                                        Opportunity Fund,
                                                                                               Flaherty & Crumrine/
                                                                                               Claymore Preferred
                                                                                               Securities Income Fund
                                                                                               and Flaherty & Crumrine/
                                                                                               Claymore Total Return
                                                                                               Fund.

--------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The three year term for each class expires as follows:

                                 CLASS I DIRECTORS - three year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - three year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

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Flaherty & Crumrine Preferred Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
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                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR        HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
NON-INTERESTED
DIRECTORS:
----------

MORGAN GUST+                Director   Class III Director  From March 2002,           4        Director, Flaherty &
Giant Industries, Inc.                     since 1991      President of Giant                  Crumrine Preferred
23733 N. Scottsdale Road                                   Industries, Inc. (petroleum         Income Opportunity
Scottsdale, AZ 85255                                       refining and marketing)             Fund, Flaherty
Age: 57                                                    and, for more than five             & Crumrine/Claymore
                                                           years prior thereto,                Preferred Securities
                                                           Executive Vice President,           Income Fund and
                                                           and various other Vice              Flaherty & Crumrine/
                                                           President positions at              Claymore Total Return
                                                           Giant Industries, Inc.              Fund.

ROBERT F. WULF              Director   Class II Director   Financial Consultant;      4        Director, Flaherty &
3560 Deerfield Drive South                 since 1991      Trustee, University of              Crumrine Preferred
Salem, OR 97302                                            Oregon Foundation;                  Income Opportunity
Age: 67                                                    Trustee, San Francisco              Fund, Flaherty
                                                           Theological Seminary.               & Crumrine/Claymore
                                                                                               Preferred Securities
                                                                                               Income Fund and
                                                                                               Flaherty & Crumrine/
                                                                                               Claymore Total Return
                                                                                               Fund.

--------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The three year term for each class expires as follows:

                                 CLASS I DIRECTORS - three year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - three year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

+ As a Director, represents holders of shares of the Fund's Money Market Cumulative PreferredTM Stock.

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                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                          ------------------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR        HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
INTERESTED
DIRECTORS:
----------

DONALD F. CRUMRINE+, ++    Director,   Class II Director   Chairman of the Board      4        Director, Flaherty
301 E. Colorado Boulevard   Chairman       since 1991      and Director of Flaherty            & Crumrine
Suite 720                 of the Board                     & Crumrine Incorporated.            Preferred Income
Pasadena, CA 91101         and Chief                                                           Opportunity Fund,
Age: 56                Executive Officer                                                       Flaherty & Crumrine/
                                                                                               Claymore Preferred
                                                                                               Securities Income Fund
                                                                                               and Flaherty & Crumrine/
                                                                                               Claymore Total Return
                                                                                               Fund.

ROBERT M. ETTINGER++       Director,   Class III Director  President and Director of  2        Director, Flaherty &
301 E. Colorado Boulevard   President      since 2002      Flaherty & Crumrine                 Crumrine Preferred
Suite 720                                                  Incorporated.                       Income Opportunity
Pasadena, CA 91101                                                                             Fund.
Age: 45

------------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The three year term for each class expires as follows:

                                 CLASS I DIRECTORS - three year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - three year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

+ As a Director, represents holders of shares of the Fund's Money Market Cumulative PreferredTM Stock.
++ "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Crumrine and Ettinger are each considered an "interested person" because of their affiliation with Flaherty & Crumrine Incorporated which acts as the Fund's investment adviser.

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Flaherty & Crumrine Preferred Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
------------------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR        HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
OFFICERS:
---------

PETER C. STIMES               Chief Financial    Since 1991      Vice President of         --                  --
301 E. Colorado Boulevard      Officer, Chief                    Flaherty & Crumrine
Suite 720                    Accounting Officer,                 Incorporated.
Pasadena, CA 91101       Vice President, Treasurer,
Age: 48                    and Assistant Secretary

BRADFORD S. STONE              Vice President       Since        Since May 2003, Vice      --                  --
392 Springfield Avenue          and Assistant     July 2003      President of Flaherty &
Mezzanine Suite                   Treasurer                      Crumrine Incorporated;
Summit, NJ 07901                                                 from June 2001 to April
Age: 44                                                          2003, Director of US
                                                                 Market Strategy at
                                                                 Barclays Capital; from
                                                                 February 1987 to June
                                                                 2001, Vice President
                                                                 of Goldman, Sachs &
                                                                 Company as Director of
                                                                 U.S. Interest Rate
                                                                 Strategy and, previously,
                                                                 Vice President of
                                                                 Interest Rate Product
                                                                 Sales.

R. ERIC CHADWICK              Vice President,      Since         Vice President of         --                  --
301 E. Colorado Boulevard      Secretary and    October 2002     Flaherty & Crumrine
Suite 720                        Assistant                       Incorporated since August
Pasadena, CA 91101                Treasurer                      2001, and previously (since
Age: 29                                                          January 1999) portfolio
                                                                 manager of Flaherty &
                                                                 Crumrine Incorporated.

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DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Robert M. Ettinger, CFA
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   Peter C. Stimes, CFA
     Chief Financial Officer,
     Chief Accounting Officer,
     Vice President, Treasurer,
     and Assistant Secretary
   Bradford S. Stone
     Vice President and
     Assistant Treasurer
   R. Eric Chadwick, CFA
     Vice President, Secretary and
     Assistant Treasurer

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@fin-mail.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND?
   o If your shares are held in a brokerage
     Account, contact your broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

[GRAPHIC OMITTED]       FLAHERTY & Crumrine
LIGHTHOUSE GRAPHIC      PREFERRED INCOME FUND


                                   SEMI-ANNUAL
                                     REPORT



                                  MAY 31, 2004




                        web site: www.preferredincome.com

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
         or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date              JULY 29, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date              JULY 29, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ PETER C. STIMES
                         -------------------------------------------------------
                           Peter C. Stimes, Chief Financial and Accounting Officer, Vice President, Treasurer & Assistant Secretary
                           (principal financial officer)

Date              JULY 29, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.